Financial instruments - risk management (Details 2) - GBP (£) £ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	£ 5,055	£ 5,971	£ 5,227	£ 2,836	£ 10,057	£ 7,546
Foreign exchange risk [member] | Pounds Sterling
IfrsStatementLineItems [Line Items]
Cash and cash equivalents		2,244		2,588	10,057
Foreign exchange risk [member] | US Dollar
IfrsStatementLineItems [Line Items]
Cash and cash equivalents		3,727		248
Foreign exchange risk [member] | Euro
IfrsStatementLineItems [Line Items]
Cash and cash equivalents